Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 546,837,500
Total Fee Amount	75,518.26
Total Offset Amount	0
Net Fee	$ 75,518.26
Offset Table N/A	N/A